GOODWILL	12 Months Ended
Dec. 31, 2019
GOODWILL
GOODWILL

6.           GOODWILL

On December 10, 2018, the Group acquired Ezbuy and the acquired assets were recorded at fair value at the date of acquisition, including goodwill of  $27,479. See Note 3 for details of acquisition of Ezbuy.

All goodwill are allocated to the product sales segment.

The changes in the carrying amount of goodwill for the years ended December 31, 2018 and 2019, are as follows:

	Ador Inc	Ezbuy	Total
Balance at January 1, 2018
Goodwill	$690	$—	$690
Accumulated impairment loss	—	—	—
	$690	$—	$690
Goodwill acquired during the year	—	27,479	27,479
Impairment loss	—	—	—
Balance at December 31, 2018
Goodwill	$690	$27,479	$28,169
Accumulated impairment loss	—	—	—
	$690	$27,479	$28,169
Effect of exchange rate changes on goodwill	—	(247)	(247)
Impairment loss	—	—	—
Balance at December 31, 2019
Goodwill	$690	$27,232	$27,922
Accumulated impairment loss	—	—	—
	$690	$27,232	$27,922